Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating expenses:
Research & development	428,748	343,133		1,650,281	619,174	1,063,926
General & administrative	841,614	446,977	162,533	2,000,011	1,192,810	1,906,530	11,670
Facility	103,505	99,086	91,259	352,476	314,901	435,814
Insurance	94,629	81,219	2,061	287,309	243,120	327,252
Total expenses	1,568,496	970,415	255,853	4,290,077	2,370,005	3,733,522	11,670
Loss from operations	(1,568,496)	(970,415)		(4,290,077)	(2,370,005)
Other income:
Sub-lease rental income & other income	107,426	55,689	90,758	217,942	227,589	279,727
Change in value of liability			(48,308)
Interest income	269	349	(3,000)	744	1,694	2,096	1,000
Total other income	107,695	56,038	39,450	218,686	229,283	281,823	1,000
Loss before income tax expense	(1,460,801)	(914,377)	(216,403)	(4,071,391)	(2,140,722)	(3,451,699)	(12,670)
Income tax expense			800				800
Net loss	$ (1,460,801)	$ (914,377)	$ (217,203)	$ (4,071,391)	$ (2,140,722)	$ (3,451,699)	$ (13,470)
Basic and diluted loss per share (in Dollars per share)	$ (0.13)	$ (0.09)	$ (0.06)	$ (0.37)	$ (0.2)	$ (0.32)	$ (0.02)
Weighted average common shares outstanding - basic and diluted (in Shares)	11,518,154	10,650,002	3,643,728	10,983,045	10,650,002	10,650,002	560,586